Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Annual Obligations Under All Non-Cancellable Operating Lease Commitments

Future minimum annual obligations under all non-cancellable operating lease commitments at December 31, 2017 are as follows (in thousands):

	Total	2018	2019	2020	2021	2022	Thereafter
Operating lease obligations	$2,584	$1,073	$469	$387	$434	$221	$—

Summaries of Purchase Obligations

The following table summarizes our purchase obligations at December 31, 2017 (in thousands):

	Payments Due by Period
	Total	Less Than 1 Year	2-3 Years	3-5 Years	More Than 5 Years
Purchase Obligation	$431	$431	$—	$—	$—